Other operating income and costs - Number of employees (Details) - employee	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Number of employees, year end	29,292	21,494	20,933
Average number of employees	28,707	21,154	20,774
UK
Disclosure of operating segments [line items]
Number of employees, year end	11,960	4,468	4,185
Average number of employees	11,393	4,333	4,095
US
Disclosure of operating segments [line items]
Number of employees, year end	17,332	17,026	16,748
Average number of employees	17,314	16,821	16,679